Fees Summary	May 22, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $50,000,000.00.
Narrative - Max Aggregate Offering Price	$ 50,000,000
Final Prospectus	true